N-6	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Paragon Separate Account B
Entity Central Index Key	0000897956
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options or
exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				“Charges and Deductions — Monthly Deduction” “Charges and Deductions — Mortality and Expense Risk Charge” “Charges and Deductions — Portfolio Charges and Expenses”
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolio fees and charges)	0.10%	1.17%
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.	“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy, which are subject to the claims paying ability of Metropolitan
Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-756-0124 or visiting: https://
www.metlife.com/about-us/corporate-profile/ratings/.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the General
Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of
12 in a Policy year. Policy owners may transfer Cash Value between and among the Divisions and the General Account. We have limits on the amount that may be allocated and transferred to the General
Account (“maximum allocation percentage”). The initial General
Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.
The total amount of transfers and withdrawals from the General
Account in a Policy Year may not exceed the greater of (i) the
Policy’s Cash Surrender Value in the General Account at the
beginning of the Policy Year, multiplied by the withdrawal
percentage limit shown on the Policy’s specifications page, or
(ii) the previous Policy Year’s General Account maximum
withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.
Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
“Features of the Policy — Transfers”
Optional Benefits
Rider availability is subject to your employer making the rider available. Depending upon your employer’s requirements, certain
Policy riders may only be able to be added to in force Policies during the employer’s annual enrollment. You should check with your employer regarding the availability of riders.
“Features of the Policy — Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Distribution of the Policies”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy.
“Distribution of the Policies”

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options or
exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions — Transaction Charges”

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				“Charges and Deductions — Monthly Deduction” “Charges and Deductions — Mortality and Expense Risk Charge” “Charges and Deductions — Portfolio Charges and Expenses”
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolio fees and charges)	0.10%	1.17%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.17%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.	“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy, which are subject to the claims paying ability of Metropolitan
Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-756-0124 or visiting: https://
www.metlife.com/about-us/corporate-profile/ratings/.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”

Investment Restrictions [Text Block]	At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer Cash Value between and among the Divisions and the General Account. We have limits on the amount that may be allocated and transferred to the Account (“maximum allocation percentage”). The initial Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.The total amount of transfers and withdrawals from the Account in a Policy Year may not exceed the greater of (i) the Policy’s Cash Surrender Value in the General Account at the beginning of the Policy Year, multiplied by the withdrawal percentage limit shown on the Policy’s specifications page, or (ii) the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute companies as investment options that are available under the Policy.
Optional Benefit Restrictions [Text Block]	Rider availability is subject to your employer making the rider available. Depending upon your employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the employer’s annual enrollment. You should check with your employer regarding the availability of riders.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
Item 4. Fee Table [Text Block]	FEE TABLES The following tables describe the fees and expenses that you will pay when buying, owning, and surrending or making partial withdrawals from the Policy. We may charge fees and use rates that are lower than the maximum guaranteed charges reflected in the tables. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash between investment options. Transaction Fees
Charge	When Charge Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)
•For Policies issued under Group Contracts	Upon receipt of each premium payment	None
•For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990		1.00% of each premium payment
Premium Tax Charge	Upon receipt of Premium Payment	2.25% of each premium payment
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(1)
Transfer charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(2)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(2)
(1)The partial withdrawal charge is the lesser of $25.00 or 2% of the amount withdrawn.(2)We are currently waiving this charge.The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy not including Portfolio fees and expenses. Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge Deducted	Maximum Amount Deducted
Base Contract Charge:
Cost of Insurance(1)
•Minimum and Maximum Charge	Monthly	$0.15 to $31.67 per $1,000 of net amount at risk
•Charge for a Representative Insured(2)		$0.45 per $1,000 of net amount at risk
Charge	When Charge Deducted	Maximum Amount Deducted
Administrative Charge(3)	Monthly	$6.00
Mortality and Expense Risk Charge(4)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(5)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions During Total Disability Rider(1)
•Minimum and Maximum Charge(6)	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
•Charge for a Representative Insured(2)		$0.10 per $1,000 of net amount at risk
(1)Cost of insurance rates vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 45, actively at work.(3)The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policies.(4)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(5)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.(6)The maximum charge for these riders does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses, may be found in Appendix A at the back of this document. Annual Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.17%

Sales Load, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon receipt of Premium Payment
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial withdrawal from the Policy
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	The partial withdrawal charge is the lesser of $25.00 or 2% of the amount withdrawn.
Transfer Fees, Description [Text Block]	Transfer charge
Transfer Fees, When Deducted [Text Block]	Upon transfer in excess of 12 in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We are currently waiving this charge.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured(2)$0.45 per $1,000 of net amount at risk
Insurance Cost (of Face Amount), Maximum [Percent]	31.67%
Insurance Cost (of Face Amount), Minimum [Percent]	0.15%
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Footnotes [Text Block]	The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policies.
Other Annual Expense, Description [Text Block]	Loan Interest Spread(5)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	3.00%
Other Annual Expense, Footnotes [Text Block]	The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.17%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses (expenses that are deducted from assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	1.17%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS Investment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Portfolio is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Portfolio. Each investment option (including any General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium. If you allocate premiums to the General Account, then we credit your Cash Value (in the General Account) with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%. Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your employer ends its participation in the Group Contract. Limitations on Access to Cash Value We limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value. Limitations on Transfers We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Portfolio may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. (We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.) Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters. Surrender and Partial Withdrawals (Short-Term Investment Risk) We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse. Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. Pandemics and Other Public Health Issues The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Policy, exposing the Company to risks and costs that the Company is unable to foresee or underwrite. Cybersecurity Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Policy Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Terrorism and Security Risk The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies. Insurance Company Risks Policies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-756-0124.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	POLICY BENEFITS Standard Death Benefit As long as the Policy remains in force, we will pay the death benefit proceeds to the Beneficiary once we receive at our Administrative Office (i) satisfactory proof of the Insured’s death, (ii) instructions on how to pay the proceeds and (iii) any other documents, forms and information we need. We may require you to return the Policy. (If the Beneficiary dies before the Insured, we will generally pay the insurance proceeds, in a single sum, to the Owner, or, if the Owner is not living, to the Owner’s estate.) Payment of death benefit proceeds will not be affected by termination of the Group Contract, the employer-sponsored insurance program, or an Employee’s employment. Death benefit proceeds equal: •the death benefit (described below); plus•any additional insurance provided by rider; minus•any unpaid monthly deductions; minus•any outstanding Indebtedness.An increase in Face Amount will increase the death benefit, and a decrease in Face Amount will decrease the death benefit. We may further adjust the amount of the death proceeds under certain circumstances. If you have a rider permitting the accelerated payment of death benefit proceeds, the death benefit may be paid in a single sum before the death of the Insured, and would be less than otherwise would be paid upon the death of the Insured. Payment of the Death Benefit Death benefit proceeds under the Policy ordinarily will be paid within seven days after we receive proof of the Insured’s death and all other documentation required at our Administrative Office. Payment may, however, be postponed in certain circumstances. See “General Matters Relating to the Policy — Postponement of Payments.” The death benefit will be reduced by any outstanding Indebtedness and any due and unpaid Monthly Deduction accruing during a grace period. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds. We will pay interest on the proceeds as required by the applicable state law. Unless otherwise requested and subject to state law, the Policy’s death proceeds will generally be paid to the Beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Every state has unclaimed property laws which generally declare life insurance policiesto be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the policy owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete address, if and as they change. You should contact our Administrative Office in order to make a change to your Beneficiary designation. Standard Death Benefit Options The Policy provides two death benefit options: a “Level Type” death benefit (“Option A”) and an “Increasing Type” death benefit (“Option B”). Under certain Group Contracts and employer-sponsored insurance programs, however, Option B may be the only death benefit option presented. We calculate the amount available under each death benefit option as of the date of the Insured’s death. Under Option A, the death benefit is: •the current Face Amount of the Policy or, if greater,•the applicable percentage of Cash Value on the date of death.The applicable percentage is 250% for an Insured Attained Age 40 or below on the Policy Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Policy Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95. Under Option B, the death benefit is: •the current Face Amount plus the Cash Value of the Policy or, if greater,•the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owner who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). Changing Death Benefit Options After the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made directly to us in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase. Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000. If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face Amount You select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the effective date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Plan. However, in connection with a particular Group Contract, we may establish a substantially higher Face Amount for Policies issued under that Contract. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL BENEFITS AND RIDERS In addition to the standard death benefit associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. We currently offer the following riders under the Policy, subject to state availability:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your employer if this benefit
is included.
The Insured must have
become disabled before age
65.

Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law

Dollar Cost Averaging	Allows you to automatically transfer from the Fidelity VIP Government Money Market Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Additional Insurance Benefits Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the Rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 65. For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force. Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal up to 85% of the Face Amount under the Policy on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. In general, rider benefits may be received tax free subject to certain limitations and conditions. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider. For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a face amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to your death. Automatic Investment Strategies Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Fidelity VIP Government Money Market Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the Fidelity VIP Government Money Market Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels. For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the Fidelity VIP Government Money Market Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months. Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy anniversary or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend). Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets. For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy anniversary, or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division. The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the contract.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your employer if this benefit
is included.
The Insured must have
become disabled before age
65.

Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law

Dollar Cost Averaging	Allows you to automatically transfer from the Fidelity VIP Government Money Market Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.

Name of Benefit [Text Block]	NAME OFBENEFIT
Purpose of Benefit [Text Block]	PURPOSE
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	BRIEF DESCRIPTIONOF RESTRICTIONSOR LIMITATIONS
Name of Benefit [Text Block]	NAME OFBENEFIT
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY The following is a list of the Portfolios currently available under the Policy. The Putnam VT International Equity Fund, T. Rowe Price Equity Income Portfolio, T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Moderate Allocation Portfolio are not available to Policy Owners under the KPMG LLP Group Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000233. You can also request this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Policy. The Putnam VT International Equity Fund, T. Rowe Price Equity Income Portfolio, T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Moderate Allocation Portfolio are not available to Policy Owners under the KPMG LLP Group Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000233. You can also request this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Asset Manager Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.60%	-14.94%	3.75%	5.66%
Allocation	Asset Manager: Growth Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.68%	-16.88%	4.73%	7.11%
US Equity	Equity Income Portfolio* - T. Rowe Price Associates, Inc.	0.74%	-3.34%	7.03%	9.68%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.51%	-4.96%	8.16%	10.19%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.24%	1.44%	1.08%	0.64%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.61%	-24.46%	12.42%	14.81%
US Fixed Income	High Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.72%	-11.37%	1.10%	2.97%
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.40%	-12.96%	0.64%	1.53%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	-20.23%	4.09%	9.00%
Global Equity	MFS® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.92%	-17.73%	5.18%	8.42%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Mid-Cap Growth Portfolio* - T. Rowe Price Associates, Inc. Subadviser: T. Rowe Price Investment Management, Inc.	0.84%	-22.58%	7.20%	11.95%
Allocation	Moderate Allocation Portfolio* - T. Rowe Price Associates, Inc. Subadviser: T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc.	0.85%	-18.31%	3.21%	6.14%
International Equity	Putnam VT International Equity Fund - Class IA Putnam Investment Management, LLC	0.86%	-14.58%	1.27%	4.77%
Sector	Real Estate Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.64%	-27.51%	1.70%	5.11%

Portfolio Company Objective [Text Block]	FUNDTYPE
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(3.34%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | RiskofAnIncreaseInCurrentFeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | PolicyLapseMember
Prospectus:
Principal Risk [Text Block]	Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your employer ends its participation in the Group Contract.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | LimitationsonAccesstoCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash Value We limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | LimitationsOnTransfersMember
Prospectus:
Principal Risk [Text Block]	Limitations on Transfers We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Portfolio may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. (We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.)
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | TaxTreatmentMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | SurrenderWithdrawalRisksShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Surrender and Partial Withdrawals (Short-Term Investment Risk) We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | LoansMember
Prospectus:
Principal Risk [Text Block]	Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | PandemicsAndOtherPublicHealthIssuesMember
Prospectus:
Principal Risk [Text Block]	Pandemics and Other Public Health Issues The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Policy, exposing the Company to risks and costs that the Company is unable to foresee or underwrite.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Policy Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy, including loss of principal.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Portfolio is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Portfolio. Each investment option (including any General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium. If you allocate premiums to the General Account, then we credit your Cash Value (in the General Account) with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investments in the Policy are subject to the risks related to Metropolitan Life including any obligations (including under any General Account investment option), guarantees, and benefits of the Policy, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.
Principal Risk [Text Block]	Insurance Company Risks Policies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-756-0124.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | AssetManagerPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Manager Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.94%)
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	5.66%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | AssetManagerGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Manager: Growth Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(16.88%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.11%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | EquityIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | GovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Government Money Market Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	1.44%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.64%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | GrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | HighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	High Income Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.97%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Index500PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Index 500 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(18.21%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.45%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | InvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(20.23%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	9.00%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MFSGlobalEquitySeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Equity Series* - Initial Class
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.73%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MidCapGrowthPortfolioXMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(22.58%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	11.95%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | ModerateAllocationPortfolioXMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	6.14%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | PutnamVTInternationalEquityFundClassIAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund - Class IA
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	4.77%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | RealEstatePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Real Estate Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(27.51%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	5.11%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio* -
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Mid-Cap Growth Portfolio* -
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | ModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio* -
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | WaiverMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions During Total Disability Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(2)$0.10 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.31%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge for these riders does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly expense charges, upon proof of disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your employer if this benefit is included.The Insured must have become disabled before age 65.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | AcceleratedDeathBenefitSettlementOptionRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit Settlement Option Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time an accelerated death benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 100
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Purpose of Benefit [Text Block]	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your employer if this benefit is included.Payment under this rider may affect eligibility for benefits under state or federal law
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer from the Fidelity VIP Government Money Market Division to other Divisions a predetermined amount of money over a specified period of time.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | AnnualAutomaticPortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Annual Automatic Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your among the elected to return the allocation to the percentages you specify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Annual Automatic Rebalancing
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | PoliciesissuedunderGroupContractsMember
Prospectus:
Sales Load, Description [Text Block]	For Policies issued under Contracts
Sales Load (of Premium Payments), Maximum [Percent]	0.00%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | PoliciestreatedasindividualcontractsundertheOmnibusBudgetReconciliationAct1990Member
Prospectus:
Sales Load, Description [Text Block]	For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990
Sales Load (of Premium Payments), Maximum [Percent]	1.00%